Transfer of Financial Assets (Tables)	6 Months Ended
Sep. 30, 2024
Transfers and Servicing [Abstract]
Roll-Forwards of Amount of Servicing Assets	The servicing assets related to those servicing activities are included in other assets in the consolidated balance sheets and roll-forwards of the amount of the servicing assets for the six months ended September 30, 2023 and 2024 are as follows:

	Millions of yen
	Six months ended September 30, 2023	Six months ended September 30, 2024
Beginning balance	¥72,265	¥79,723
Increase mainly from loans sold with servicing retained	4,788	3,340
Decrease mainly from amortization	(5,227)	(5,056)
Increase (decrease) from the effects of changes in foreign exchange rates	8,670	(4,453)

Ending balance	¥80,496	¥73,554

Fair Value of Servicing Assets
The fair value of the servicing assets as of March 31, 2024 and September 30, 2024 are as follows:

	Millions of yen
	March 31, 2024	September 30, 2024
Beginning balance	¥101,375	¥122,641
Ending balance	¥122,641	¥112,331